OTHER INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 26, 2014	Sep. 27, 2013	Jun. 27, 2014	Apr. 08, 2014	Dec. 27, 2013
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	$ 355,414,000		$ 355,414,000				$ 445,046,000
Deferred debt financing costs	23,389,000		23,389,000			8,000,000	21,958,000
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Impairment of other intangible assets	0	0	(67,500,000)	0
Indefinite-lived trademarks, carrying amount prior to impairment					71,100,000
Customer Relationships [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	215,725,000		215,725,000				237,488,000
Trademarks [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	1,800,000		1,800,000		3,600,000		0
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Finite-lived intangible asset, useful life			6 months
Trademarks [Member]
Schedule of Intangible Assets Excluding Goodwill [Line Items]
Other intangible assets, net	$ 114,500,000		$ 114,500,000				$ 185,600,000